Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income Tax Recognized in Profit or Loss

Income tax recognized in profit or loss is comprised of the following:

	December 31, 2020 $	December 31, 2019 $
Withholding taxes accrued (i)	1,219	1,445
Current income tax	-	-
Tax expense (recovery)	1,219	1,445
i)	Estimated accrued foreign withholding taxes of $1,219 at December 31, 2020 (2019 - $1,445) are payable when interest from intercompany loans between the Company and its Joint Operation is received.

Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	December 31, 2020 $	December 31, 2019 $

(Loss)/Income from continuing operations before tax	(34,002)	55,303
Loss from discontinued operations	(1,013)	(2,193)
	(35,015)	53,110

Statutory tax rate	27%	27%

Expected income tax expense/(recovery) at statutory tax rate	(9,454)	14,340

Items not taxable for income tax purposes	288	(369)
Gain on dilution of interest in Joint Venture	-	(20,113)
Initial recognition of temporary differences on investment in Cauchari-Olaroz project	10,931	-
Recognition of previously unrecognized deductible temporary differences on loans to Exar Capital	(4,126)	-
Effect of higher tax rate in foreign jurisdiction	1,185	1,034
Withholding taxes	1,219	1,445
Change in unrecognized deferred tax assets and other	1,176	5,108
Tax expense	1,219	1,445

Summary of Significant Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2020 $	December 31, 2019 $
Deferred tax assets:
Tax loss carryforwards	34,976	29,308
Loans to Exar Capital	4,487	-
Exploration and evaluation assets	584	170
Financing costs	661	112
Capital assets	1,308	1,707
Other	851	3,190
Deferred tax assets	42,867	34,487

Deferred tax liabilities:
Capital assets	-	(3,749)
Investment in Cauchari-Olaroz project	(11,713)	-
Other	(1,190)	(270)
Deferred tax liabilities	(12,903)	(4,019)

Unrecognized deferred tax assets	29,964	30,468